[LOGO OF SMITH BARNEY]

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                              MANAGEMENT Fund, Inc.



                                                       ANNUAL REPORT

                                                       MAY 31, 2000


                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney Institutional Cash Management Fund, Inc.

[PHOTO]

HEATH B. MCLENDON
Chairman


[PHOTO]

PHYLLIS ZAHORODNY
Vice President and Investment Officer


[PHOTO]

JOSEPH BENEVENTO
Vice President and Investment Officer


[PHOTO]

JOSEPH P. DEANE
Vice President and Investment Officer


Dear Shareholder:

We are pleased to provide the annual report for Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the fiscal year ended May 31, 2000. For your convenience, we have summarized the periods prevailing economic and market conditions and portfolio strategy below.(1) In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow.(2)

Performance Summary

The Fund seeks maximum current income and preservation of capital. The chart below provides the yields for the Cash, Government and Municipal Portfolios ("Portfolio(s)") that make up the Fund for the year ended May 31, 2000.

Smith Barney Institutional Cash Management Fund
Yields  for Class A Shares

Portfolio                     Seven-Day Current Yield            30-Day Yield
--------------------------------------------------------------------------------
Cash                                    6.31%                        6.12%
Government                              6.17                         5.96
Municipal                               3.90                         4.24

-----------
1 The information provided represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios.

2 Please note the Fund's holdings are subject to change and any discussion of the holdings is as of May 31, 2000. Please refer to pages 4 through 11 for a complete list and percentage breakdown of the Funds holdings.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         1

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Cash and Government Portfolio Updates and Strategies
The Cash Portfolio's average life was shortened from an average 60 days to 45 days and the Government Portfolio's average life was shortened from 35 to 25 days during the reporting period as we expected short-term interest rates to rise. Currently, our target will be to keep the Cash Portfolio's average life at or below 50 days and keeping the Government Portfolio's average life at roughly 35 days. We believe that a peak in short-term interest rates may occur later on this year or early in 2001 and we may extend accordingly.

Moreover, we continue to purchase high-quality banks and corporate securities during the period. We have added several new issues to our approved list such as British Telecommunications ("BT"), Bell Atlantic Network Funding and Exxon/Mobil Australia, all of which maintain a large market share in their respective industries.

Municipal Money Market Update and Strategy
As of May 31, 2000, the average maturity of the Municipal Portfolio was 20 days, however, going forward we plan to increase the Portfolio's average maturity. Our approach to the municipal note market has been to continue to focus on the high quality and more liquid sectors.

Market Update and Outlook
In late 1999, the Federal Reserve Board ("Fed") raised rates from 4.75% to 5.50% to reverse the interest rate cuts the Fed made as the emerging markets and overall global crisis receded. (The federal funds rate is the interest rate charged by Federal Reserve district banks with excess reserves to banks needing overnight loans to meet reserve requirements.)

Three quarters of above 5% Gross Domestic Product ("GDP") growth with rising inflation, an over-exuberant stock market and tight labor markets prompted the Fed to step up its pace of monetary tightening. Since the beginning of the year the Fed implemented three interest rate increases totaling 100 basis points, with its latest rate hike of 50 basis points at its May 16th Federal Open-Market Committee meeting. The federal funds rate is now targeted at 6.50%.

The second quarter is anticipated to temporarily slow in response to weaker consumption data, but it is expected that GDP will remain at about 4.5%; a level the Fed sees as too high and potentially fostering inflationary

--------------------------------------------------------------------------------
2                                             2000 Annual Report to Shareholders
imbalances. It seems that higher labor costs have already imbedded themselves into the cost structure of firms and into the economy which concerns Fed policymakers. The Fed, as well as market participants, may watch future economic numbers to discern how many more interest rate increases are required to slow growth further. At this point, various Wall Street economists and portfolio managers are suggesting another 50 basis point increase over the remainder of the year.

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund, Inc. We hope the Fund has been a convenient, cost-effective and competitive investment for your short-term assets.

Sincerely,

/s/ Heath B. McLendon                        /s/ Phyllis Zahorodny

Heath B. McLendon                            Phyllis Zahorodny
Chairman                                     Vice President and
                                             Investment Officer


/s/  Joseph P. Deane                         /s/ Joseph Benevento

Joseph P. Deane                              Joseph Benevento
Vice President and                           Vice President and
Investment Officer                           Investment Officer


June 23, 2000


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         3

--------------------------------------------------------------------------------
Schedules of Investments                                            May 31, 2000
--------------------------------------------------------------------------------
                                 CASH PORTFOLIO

      FACE                                                                            ANNUALIZED
     AMOUNT                        SECURITY                                              YIELD          VALUE
----------------------------------------------------------------------------------------------------------------
BANK NOTES -- 1.8%
   $10,000,000         Bank of America Corp. matures 6/1/00                               6.13%     $10,000,000
    25,000,000         First Union National Bank matures 2/20/01                          6.80       25,000,000
----------------------------------------------------------------------------------------------------------------
                       TOTAL BANK NOTES
                       (Cost -- $35,000,000)                                                         35,000,000
================================================================================================================
COMMERCIAL PAPER -- 61.9%
    30,000,000         Aegon Funding Corp. matures 6/21/00                                6.52       29,891,833
    20,000,000         Atlantis One Funding Corp. matures 6/9/00                          6.55       19,971,022
    30,000,000         Bank Brussels Lambert matures 6/16/00                              6.53       29,918,875
    25,000,000         Bank of America Corp. matures 8/10/00                              6.69       24,680,139
    13,534,000         Bank One Financial Corp. matures 7/10/00                           6.65       13,437,232
    30,000,000         Barclays US Funding Corp. matures 6/19/00                          6.52       29,902,800
    29,169,000         Baus Funding LLC matures 6/16/00                                   6.53       29,090,001
    25,000,000         BCI Funding Corp. matures 6/5/00                                   6.12       24,983,167
    25,000,000         Bell Atlantic Financial Services matures 8/11/00                   6.72       24,673,104
    43,475,000         Bell Atlantic Network Funding
                         mature 6/1/00 to 6/21/00                                 6.10 to 6.47       43,409,106
    20,000,000         Bellsouth Telecommunications Inc.
                         matures 6/22/00                                                  6.51       19,924,517
    25,000,000         Cariplo Finance Inc. matures 6/22/00                               6.53       24,905,354
    20,000,000         Centric Capital Corp. matures 6/19/00                              6.56       19,934,800
    30,000,000         CIT Group Holdings Inc. matures 6/21/00                            6.56       29,891,333
    25,000,000         DaimlerChrysler N.A. matures 6/12/00                               6.10       24,954,090
    40,000,000         Deutsche Bank Financial Inc. matures 6/1/00                6.04 to 6.23       40,000,000
    25,000,000         Falcon Asset Securitization Corp. matures 6/22/00                  6.56       24,904,917
    30,000,000         Ford Motor Credit matures 6/23/00                                  6.52       29,881,200
    50,000,000         Fortis Funding LLC mature 6/6/00 to 6/30/00                6.07 to 6.53       49,826,547
    50,000,000         General Electric Capital Corp.
                         mature 6/5/00 to 6/16/00                                 6.05 to 6.54       49,915,736
    40,000,000         General Motors Acceptance Corp.
                         mature 6/8/00 to 8/9/0                                   6.06 to 6.69       39,724,660
    25,000,000         Glaxo Welcome PLC matures 6/26/00                                  6.51       24,887,674
    50,000,000         Goldman Sachs & Co. mature 6/5/00 to 6/28/00               6.33 to 6.53       49,860,840
    20,000,000         Halifax PLC matures 6/6/00                                         6.04       19,983,472
    25,000,000         J.P. Morgan & Co. matures 6/2/00                                   6.28       24,995,660
    26,309,000         Kitty Hawk matures 6/28/00                                         6.55       26,180,546
    25,000,000         Lloyds Bank matures 6/2/00                                         6.03       24,995,875
    25,000,000         Lucent Technologies, Inc. matures 6/15/00                          6.51       24,937,097
    46,997,000         Monte Rosa matures 7/17/00                                         6.60       46,605,463
    20,000,000         Morgan Stanley Dean Witter & Co.
                         matures 6/2/00                                                   6.04       19,996,694
    29,652,000         Pfizer Inc. matures 6/12/00                                        6.50       29,593,380

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                                 CASH PORTFOLIO

      FACE                                                                            ANNUALIZED
     AMOUNT                        SECURITY                                              YIELD          VALUE
----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 61.9% (continued)
   $25,000,000         Proctor & Gamble matures 6/6/00                                    6.28%   $  24,978,333
    25,000,000         Province de Quebec matures 10/23/00                                6.68       24,353,000
    24,500,000         Quincy Capital Corp. matures 6/9/00                                6.56       24,464,448
    25,000,000         Receivables Capital Corp. matures 6/9/00                           6.56       24,963,722
    50,000,000         Sara Lee Corp. mature 6/8/00 to 6/29/00                    6.26 to 6.52       49,843,764
    30,000,000         SBC Communications Corp. matures 6/22/00                           6.53       29,886,425
    45,000,000         TransAmerica Finance Corp.
                         mature 6/9/00 to 8/7/00                                  6.54 to 6.71       44,772,283
    24,742,000         Wal-Mart Stores Inc. matures 6/16/00                               6.52       24,675,197
    25,000,000         Wells Fargo Corp. matures 7/5/00                                   6.65       24,844,167
----------------------------------------------------------------------------------------------------------------
                       TOTAL COMMERCIAL PAPER
                       (Cost -- $1,188,638,363)                                                   1,188,638,363
================================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 21.3%
    25,000,000         Abbey National PLC matures 2/7/01                                  6.75       24,991,844
    15,000,000         ANZ Banking Group Ltd. matures 5/2/01                              7.00       14,997,393
    25,000,000         Banque Nationale de Paris matures 8/18/00                          6.74       25,000,532
    15,000,000         Bayerische Hypo-Und Vereinsbank AG
                         matures 7/12/00                                                  5.75       14,999,193
    25,500,000         Canadian Imperial Bank of Commerce
                         matures 8/8/00                                                   6.74       25,494,253
    30,000,000         Harris Bank matures 6/23/00                                        6.53       30,000,000
    33,000,000         Hessische Landesbank matures 9/29/00                               6.28       32,950,482
    20,000,000         Lloyds Bank matures 7/20/00                                        6.22       19,999,705
    45,000,000         National Westminster Bank
                         mature 7/10/00 to 8/18/00                                6.20 to 6.73       44,998,563
    25,000,000         Rabo Bank matures 2/14/01                                          6.70       24,996,645
    25,000,000         Societe Generale NY matures 8/18/00                                6.75       24,998,403
    30,000,000         Svenska Handelsbanken matures 6/23/00                              6.53       30,000,365
    45,000,000         Toronto Dominion mature 6/8/00 to 7/20/00                  6.03 to 6.22       44,999,705
    25,000,000         Union Bank of Switzerland matures 5/3/01                           7.07       24,997,823
    25,000,000         Westdeutsche Landesbank matures 5/3/01                             7.07       25,002,177
----------------------------------------------------------------------------------------------------------------
                       TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                       (Cost -- $408,427,083)                                                       408,427,083
================================================================================================================
MEDIUM-TERM NOTES -- 3.1%
    10,000,000         Abbey National PLC matures 7/24/00                                 5.70        9,999,304
    25,000,000         AT&T Corp. matures 3/8/01                                          6.67       25,000,000
    25,000,000         Merrill Lynch matures 5/8/01                                       7.17       25,000,000
----------------------------------------------------------------------------------------------------------------
                       TOTAL MEDIUM-TERM NOTES
                       (Cost -- $59,999,304)                                                         59,999,304
================================================================================================================

                      See Notes to Financial  Statements.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          5

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                                 CASH PORTFOLIO

      FACE                                                                            ANNUALIZED
     AMOUNT                        SECURITY                                              YIELD          VALUE
----------------------------------------------------------------------------------------------------------------
TIME DEPOSITS -- 10.9%
   $75,000,000         Banc One matures 6/1/00                                            6.81%   $  75,000,000
    60,000,000         Canadian Imperial Bank Commerce matures 6/1/00                     6.78       60,000,000
    75,000,000         Chase Manhattan Bank matures 6/1/00                                6.81       75,000,000
----------------------------------------------------------------------------------------------------------------
                       TOTAL TIME DEPOSITS
                       (Cost -- $210,000,000)                                                       210,000,000
================================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 0.8%
    15,000,000         First Union NA matures 6/2/00
                       (Cost -- $15,000,000)                                              5.56       15,000,000
================================================================================================================
REPURCHASE AGREEMENT -- 0.2%
     3,758,000         Morgan Stanley Dean Witter & Co., 6.33% due 6/1/00;
                         Proceeds at maturity -- $3,758,661; (Fully collateralized
                         by U.S. Treasury Bills, due 11/2/00; Market value -- $3,857,190)
                         (Cost -- $3,758,000)                                                         3,758,000
================================================================================================================
                       TOTAL INVESTMENTS 100%
                       (Cost -- $1,920,822,750*)                                                 $1,920,822,750
================================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.





                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                              GOVERNMENT PORTFOLIO

      FACE                                                                            ANNUALIZED
     AMOUNT                        SECURITY                                              YIELD          VALUE
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 94.5%
   $34,000,000         Federal Farm Credit Bank
                         mature 6/1/00 to 12/26/00                               6.30% to 6.40%    $ 33,900,644
    32,000,000         Federal Home Loan Bank
                         mature 6/1/00 to 8/16/00                                 6.08 to 6.37       31,923,779
    31,269,000         Federal Home Loan Mortgage Corp.
                         mature 6/2/00 to 7/11/00                                 6.05 to 6.52       31,154,351
    30,528,000         Federal National Mortgage Association
                         mature 6/1/00 to 8/3/00                                  6.04 to 6.56       30,402,905
----------------------------------------------------------------------------------------------------------------
                       TOTAL U.S. GOVERNMENT AGENCIES
                       AND INSTRUMENTALITIES
                       (Cost -- $127,381,679)                                                       127,381,679
================================================================================================================
REPURCHASE AGREEMENTS -- 5.5%
     3,000,000         Morgan Guaranty, 6.35% due 6/1/00; Proceeds at maturity --
                         $3,000,529; (Fully collateralized by U.S. Treasury Notes,
                         11.25% due 2/15/15; Market value -- $3,060,589)                              3,000,000
     4,479,000         Morgan Stanley Dean Witter & Co., 6.33% due 6/1/00;
                         Proceeds at maturity $4,479,788; (Fully collateralized by
                         U.S. Treasury Notes, 5.13% due 8/31/00; Market value -- $4,592,579)          4,479,000
----------------------------------------------------------------------------------------------------------------
                           TOTAL REPURCHASE AGREEMENTS
                           (Cost -- $7,479,000)                                                       7,479,000
================================================================================================================
                           TOTAL INVESTMENTS 100%
                           (Cost -- $134,860,679*)                                                 $134,860,679
================================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          7

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                               MUNICIPAL PORTFOLIO

      FACE
     AMOUNT         RATING(a)                  SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
Delaware -- 2.1%
    $1,707,500      A-1     New Castle County, EDA Refunding
                              (Henderson McGuire Project), 4.35% VRDO               $1,707,500
-----------------------------------------------------------------------------------------------
Florida -- 8.0%
     2,325,000      A-1+    Lee County, FL IDR, (Hope Hospice Project), 4.45% VRDO   2,325,000
     3,000,000      A-1+    Martin County, FL Light & Power Revenue, 4.40% VRDO      3,000,000
     1,100,000      A-1     Pinellas County, FL HFA Revenue, Mease Manor Inc.,
                              4.35% VRDO                                             1,100,000
-----------------------------------------------------------------------------------------------
                                                                                     6,425,000
-----------------------------------------------------------------------------------------------
Georgia -- 2.5%
     2,000,000      AAA     Georgia GO, PART, FGIC-Insured, Series B,
                              5.75% due 7/1/00                                       2,003,274
-----------------------------------------------------------------------------------------------
Hawaii -- 3.3%
     2,695,000      VMIG 1* Honolulu, Hawaii GO, PART, FGIC-Insured, 4.55% VRDO      2,695,000
-----------------------------------------------------------------------------------------------
Illinois -- 7.8%
       800,000      A-1+    Chicago, IL (O'Hare, International Airport Revenue),
                              Series A, 3.95% VRDO                                     800,000
     2,000,000      SP-1    Chicago, IL Park District, Tax Anticipation Warrants,
                              4.38% due 9/15/00                                      2,004,202
     1,500,000      VMIG 1* Chicago, IL Water Revenue, Series 1998, PART,
                              FGIC-Insured, 4.25% VRDO                               1,500,000
     2,000,000      VMIG 1* Illinois Development Finance Authority,
                            (St. Francis Health Project), PART, 4.50% VRDO           2,000,000
-----------------------------------------------------------------------------------------------
                                                                                     6,304,202
-----------------------------------------------------------------------------------------------
Indiana -- 1.6%
     1,302,500      VMIG 1* Munster, IN (School Building Corp. Revenue), PART,
                              FGIC-Insured, 4.55% VRDO                               1,302,500
-----------------------------------------------------------------------------------------------
Kentucky -- 6.3%
     3,000,000      A-1+    Daviess County, KY (Kimberly Clark Corp.), 4.35% VRDO    3,000,000
     2,100,000      NR+     Hancock County, KY IDR, (Southwire Co. Project),
                              Series 92A, 4.55% VRDO                                 2,100,000
-----------------------------------------------------------------------------------------------
                                                                                     5,100,000
-----------------------------------------------------------------------------------------------
Louisiana -- 5.2%
     2,185,000      SP-1+   Louisiana Public Facility Finance Authority, Series B,
                              4.25% due 10/24/00                                     2,188,495
     2,000,000      AAA     Louisiana State GO, FGIC-Insured, Series A,
                              6.00% due 8/1/00                                       2,006,809
-----------------------------------------------------------------------------------------------
                                                                                     4,195,304
-----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                               MUNICIPAL PORTFOLIO

      FACE
     AMOUNT       RATING(a)                  SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
Maryland -- 1.1%
    $  900,000    VMIG 1*   Maryland State Health & Higher Educational Facilities,
                              Authority Revenue, Series A, 4.30% VRDO                $ 900,000
-----------------------------------------------------------------------------------------------
Massachusetts -- 2.0%
     1,600,000      AAA     Massachusetts Water Abatement Pool Loan, Series 4,
                              4.25% due 8/1/00                                       1,600,762
-----------------------------------------------------------------------------------------------
Michigan -- 2.5%
     2,000,000     SP-1+    Michigan State Municipal Board Authority Revenue,
                              Notes, Series B-2, 4.25% due 8/25/00                   2,003,046
-----------------------------------------------------------------------------------------------
Miscellaneous -- 1.2%
     1,000,000      A-1+    Municipal Securities Pool Trust, PART, FGIC &
                              MBIA-Insured, 4.65% VRDO                               1,000,000
-----------------------------------------------------------------------------------------------
Missouri -- 2.8%
     1,600,000      A-1+    Missouri State Health & Education Facilities Authority
                            Revenue, St. Francis Center, Series A, 4.40% VRDO        1,600,000
       700,000       NR+    Versailles IDA, IDR Refunding, (Gates Rubber Co.
                              Project), 4.42% VRDO                                     700,000
-----------------------------------------------------------------------------------------------
                                                                                     2,300,000
-----------------------------------------------------------------------------------------------
New Mexico -- 2.6%
     2,093,000       AA     New Mexico State Severance Tax, Series B,
                              5.00% due 7/1/00                                       2,095,423
-----------------------------------------------------------------------------------------------
Ohio -- 15.7%
     1,500,000      A-1+    Cleveland, OH Income Tax Revenue, AMBAC-Insured,
                              3.85% VRDO                                             1,500,000
     5,000,000    VMIG 1*   Lorraine County, OH Catholic Health Care, Series 97A,
                              4.00% due 6/9/00                                       5,000,000
     2,200,000      A-1+    Mahoning County, OH Hospital Facility Revenue,
                             (Forum Health Obligation Group), Series B,
                              MBIA-Insured, 4.39% VRDO                               2,200,000
     2,000,000  NR[DAG]     Oakwood Village, OH IDR (Sennet Steel Corp.),
                              4.50% VRDO                                             2,000,000
     2,000,000     SP-1+    Summit County, OH BAN, Series A, 3.20% due 6/1/00        2,000,000
-----------------------------------------------------------------------------------------------
                                                                                    12,700,000
-----------------------------------------------------------------------------------------------



                        See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          9

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                               MUNICIPAL PORTFOLIO

      FACE
     AMOUNT       RATING(a)                  SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
Pennsylvania -- 3.9%
    $1,500,000    VMIG 1*   Doylestown, PA Hospital Revenue, Series B,
                              AMBAC-Insured, 4.40% VRDO                             $1,500,000
     1,650,000     SP-1+    Philadelphia, PA TRAN, Series A-99, 3.50% due 6/30/00    1,650,949
-----------------------------------------------------------------------------------------------
                                                                                     3,150,949
-----------------------------------------------------------------------------------------------
South Carolina -- 3.0%
     2,400,000       NR+    Sumter County, SC IDR Bendix Corp., 4.40% VRDO           2,400,000
-----------------------------------------------------------------------------------------------
Tennessee -- 9.6%
     2,900,000      A-1+    Clarksville Public Building Authority Revenue, Series 95,
                              4.40% VRDO                                             2,900,000
       800,000       NR+    Roane County IDB IDR, (Great Lakes Carbon Corp.),
                              5.50% VRDO                                               800,000
                            Sevier County, TN Public Building Authority, (Local
                              Government Public Improvement):
     2,100,000    VMIG 1*       Series 4-2, FSA-Insured, 4.50% VRDO                  2,100,000
     2,000,000    VMIG 1*       Series C-5, AMBAC-Insured, 4.30% VRDO                2,000,000
-----------------------------------------------------------------------------------------------
                                                                                     7,800,000
-----------------------------------------------------------------------------------------------
Texas -- 8.8%
     2,000,000      A-1+    Houston, TX GO, Series A, TECP, 4.00% due 6/14/00        2,000,000
     1,000,000      A-1+    Plano, TX ISD, 3.89% due 8/3/00                          1,000,000
       700,000       NR+    Round Rock, TX IDR, (Tellabs Inc. Project), 4.35% VRDO     700,000
     3,400,000     SP-1+    Texas State TRAN, Series 99-A, 4.50% due 8/31/00         3,406,433
-----------------------------------------------------------------------------------------------
                                                                                     7,106,433
-----------------------------------------------------------------------------------------------
Vermont -- 1.5%
     1,200,000      A-1+    Vermont Educational & Health Building Finance VHA,
                              (New England Project), AMBAC-Insured, Series E,
                              4.20% VRDO                                             1,200,000
-----------------------------------------------------------------------------------------------
Virginia -- 2.5%
     2,000,000      A-1+    Virginia Port Authority Revenue, PART, MBIA-Insured,
                              4.40% VRDO                                             2,000,000
-----------------------------------------------------------------------------------------------
Washington -- 4.4%
                            Washington State Public Power Supply System, Series A:
     1,500,000      AAA       Pre-Refunded -- Escrowed with U.S. government
                                securities to 7/1/04, Call @ 102, 3.75% due 7/1/00   1,534,395
     2,000,000      AAA       Pre-Refunded -- Escrowed with U.S. government
                                securities to 7/1/11, Call @ 102, 4.05% due 7/1/00   2,044,598
-----------------------------------------------------------------------------------------------
                                                                                     3,578,993
-----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 2000
--------------------------------------------------------------------------------
                               MUNICIPAL PORTFOLIO

      FACE
     AMOUNT       RATING(a)                  SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
Wyoming -- 1.6%
    $1,300,000      A-1+    Green River, WY PCR, (Power Rhone-Poulene Inc. Project),
                              Series 92, 4.55% VRDO                                $ 1,300,000
-----------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100%
                            (Cost -- $80,868,386**)                                $80,868,386
===============================================================================================


(a) All ratings are by Standard & Poors Ratings Service (Standard & Poors), except those identified by an asterisk (*), which are rated by Moodys Investors Service, Inc. ("Moody's").
[DAG] Security has not been rated by either Standard & Poors or Moody's.
      However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

    See page 12 for definition of ratings and certain security descriptions.


                       See Notes to Financial Statments.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         11

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

AAA  -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
        Capacity to pay interest and repay principal is extremely strong.


--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1  -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1-- Moody's highest rating for issues having a demand feature -- VRDO.

MIG 1 -- Moody's highest rating for short-term municipal obligations.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR    -- Indicates that the bond is not rated by Moody's or Standard & Poor's.


--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC -- AMBAC Indemnity Corporation
BAN   -- Bond Anticipation Notes
EDA   -- Economic Development Authority
EDC   -- Economic Development Corporation
EFA   -- Educational Facilities Authority
ETM   -- Escrowed to Maturity
FGIC  -- Financial Guaranty Insurance Company
FRTC  -- Floating Rate Trust Certificates
FSA   -- Financial Security Assurance
GO    -- General Obligation
HDA   -- Housing Development Authority
HEFA  -- Health and Educational Facilities Authority
HFA   -- Housing Finance Authority
IDA   -- Industrial Development Authority
IDB   -- Industrial Development Board
IDC   -- Industrial Development Corporation
IDR   -- Industrial Development Revenue
ISD   -- Independent School District
MBIA  -- Municipal Bond Investor's Assurance Corporation
MFH   -- Multi-Family Housing
MTA   -- Metropolitan Transportation Authority
PART  -- Partnership Structure
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Facilities Authority
RAN   -- Revenue Anticipation Notes
RAW   -- Revenue Anticipation Warrants
STEM  -- Short-Term Extendable Maturity
TAN   -- Tax Anticipation Notes
TECP  -- Tax Exempt Commercial Paper
TOB   -- Tender Option Bond
TRAN  -- Tax & Revenue Anticipation Notes
USD   -- United School District
VHA   -- Veterans Housing Authority
VRDO  -- Variable-Rate Demand Obligation


--------------------------------------------------------------------------------
12                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                May 31, 2000
--------------------------------------------------------------------------------

                                                Cash          Government       Municipal
                                             Portfolio        Portfolio        Portfolio
=========================================================================================
ASSETS:
   Investments, at amortized cost        $1,920,822,750   $  134,860,679   $   80,868,386
   Cash                                             197              557           77,870
   Interest receivable                        8,010,877            1,019        1,102,565
   Receivable for securities sold                   --               --           160,000
   Prepaid expenses                              92,782           85,172              --
-----------------------------------------------------------------------------------------
   Total Assets                           1,928,926,606      134,947,427       82,208,821
-----------------------------------------------------------------------------------------

LIABILITIES:
   Dividends payable                         10,925,096          693,193          282,469
   Management fees payable                      373,291           50,419           26,175
   Deferred compensation payable                  1,293              551              498
   Distribution fees payable                       --               --              1,295
   Accrued expenses                             108,749           56,172           73,093
-----------------------------------------------------------------------------------------
   Total Liabilities                         11,408,429          800,335          383,530
-----------------------------------------------------------------------------------------
   Total Net Assets                      $1,917,518,177   $  134,147,092   $   81,825,291
=========================================================================================
NET ASSETS:
   Capital stock
     (25,000,000,000 shares,
     authorized for each Portfolio;
     par value $0.00001 per share)       $       19,175       $    1,341   $          818
   Capital paid in excess of par value    1,917,499,002      134,145,751       81,829,826
   Accumulated net realized loss
     from security transactions                    --               --             (5,353)
-----------------------------------------------------------------------------------------
Total Net Assets                         $1,917,518,177   $  134,147,092   $   81,825,291
=========================================================================================
Shares Outstanding                        1,917,511,934      134,143,028       81,829,073
-----------------------------------------------------------------------------------------
Net Asset Value                          $         1.00   $         1.00   $         1.00
-----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         13

--------------------------------------------------------------------------------
Statements of Operationns                        For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

                                                Cash          Government       Municipal
                                             Portfolio        Portfolio        Portfolio
=========================================================================================
INVESTMENT INCOME:
   Interest                                $ 96,454,990     $ 10,787,807     $  5,786,956
-----------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                   4,250,471          496,013          382,093
   Shareholder and system servicing fees        302,369           52,236           34,830
   Registration fees                            185,999            9,999           55,900
   Custody                                       59,352           17,004           18,999
   Audit and legal                               33,619           22,000           23,025
   Directors fees                                28,208           10,998           11,998
   Shareholder communications                    25,520            9,810           11,998
   Distribution fees (Note 2)                       --               --               310
   Other                                          9,186            8,233           13,182
-----------------------------------------------------------------------------------------
   Total Expenses                             4,894,724          626,293          552,335
   Less: Management fee waivers (Note 2)     (1,063,645)        (173,132)        (178,872)
-----------------------------------------------------------------------------------------
   Net Expenses                               3,831,079          453,161          373,463
-----------------------------------------------------------------------------------------
Net Investment Income                        92,623,911       10,334,646        5,413,493
-----------------------------------------------------------------------------------------
Net Realized Gain (Loss)
   From Security Transactions                     8,300              --            (3,307)
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations      $92,632,211     $ 10,334,646     $  5,410,186
=========================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    For the Years Ended May 31,
Cash Portfolio                                        2000            1999
================================================================================
   OPERATIONS:
     Net investment income                   $     92,623,911   $    49,631,651
     Net realized gain                                  8,300            29,546
--------------------------------------------------------------------------------
     Increase in Net Assets From Operations        92,632,211        49,661,197
--------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM (NOTE 3):
     Net investment income                        (92,623,761)      (49,633,063)
     Net realized gains                                (8,300)          (27,593)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                (92,632,061)      (49,660,656)
--------------------------------------------------------------------------------
   FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares          16,123,343,761     7,688,594,257
     Net asset value of shares issued
       for reinvestment of dividends               82,797,765        47,094,457
     Cost of shares reacquired                (15,345,128,581)   (7,529,966,754)
--------------------------------------------------------------------------------
     Increase in Net Assets From
       Fund Share Transactions                    861,012,945       205,721,960
--------------------------------------------------------------------------------
   Increase in Net Assets                         861,013,095       205,722,501
   NET ASSETS:
     Beginning of year                          1,056,505,082       850,782,581
--------------------------------------------------------------------------------
     End of year                            $   1,917,518,177    $1,056,505,082
================================================================================




                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                   For the Years Ended May 31,
Government Portfolio                                  2000              1999
================================================================================
OPERATIONS:
  Net investment income                        $   10,334,646    $    5,492,467
  Net realized gain                                       --              3,607
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations           10,334,646         5,496,074
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                           (10,334,646)       (5,493,894)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (10,334,646)       (5,493,894)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares              1,220,312,721       833,058,394
  Net asset value of shares issued
    for reinvestment of dividends                   9,904,165         5,204,391
  Cost of shares reacquired                    (1,242,173,020)     (780,645,320)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                       (11,956,134)       57,617,465
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 (11,956,134)       57,619,645

NET ASSETS:
  Beginning of year                               146,103,226        88,483,581
--------------------------------------------------------------------------------
  End of year                                 $   134,147,092    $  146,103,226
================================================================================




                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                   For the Years Ended May 31,
Municipal Portfolio                                    2000              1999
================================================================================
   OPERATIONS:
     Net investment income                     $    5,413,493    $    4,219,121
     Net realized loss                                 (3,307)             (184)
--------------------------------------------------------------------------------
     Increase in Net Assets From Operations         5,410,186         4,218,937
--------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM (NOTE 3):
     Net investment income                         (5,412,362)       (4,219,987)
     Net realized gains                                  (505)              --
--------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders               (5,412,867)       (4,219,987)
--------------------------------------------------------------------------------
   FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares             854,305,516     1,661,218,756
     Net asset value of shares issued
       for reinvestment of dividends                5,659,804         3,399,379
     Cost of shares reacquired                 (1,089,680,585)   (1,438,744,794)
--------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Fund Share Transactions                   (229,715,265)      225,873,341
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets             (229,717,946)      225,872,291

   NET ASSETS:
     Beginning of year                            311,543,237        85,670,946
--------------------------------------------------------------------------------
     End of year                              $    81,825,291    $  311,543,237
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         17

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. (Fund), a Maryland corporation,is registered under the Investment Company Act of 1940,as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios (Portfolios): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Portfolios are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets,liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Management Agreement and Other Transactions

SSB Citi Fund Management LLC (SSBC), a subsidiary of Salomon Smith Barney Holdings, Inc. (SSBH), which, in turn, is a subsidiary of Citigroup Inc. (Citigroup), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SSBC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the year ended May 31, 2000, SSBC waived management fees of $1,063,645, $173,132 and $178,872 for the Cash, Government and Municipal Portfolios, respectively.

Citi Fiduciary Trust Company (CFTC),formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Funds transfer agent and PFPC Global Fund Services (PFPC) acts as the Funds sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC.

18                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

During the period October 1, 1999 through May 31, 2000, the Cash, Government and Municipal Portfolios paid transfer agent fees of $224,810, $22,677 and $17,276,respectively,to CFTC.

CFBDS, Inc. (CFBDS) acts as the Funds distributor. Salomon Smith Barney Inc.
(SSB), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolios Class B shares. For the year ended May 31, 2000, total Distribution Plan fees incurred were:

                                             Cash      Government      Municipal
================================================================================
Distribution Plan Fees                        --            --              $310
================================================================================

All officers and one Director of the Fund are employees of SSB.

3.   Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolios shares on the payable date.

Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.   Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         19

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5.   Capital Shares

At May 31, 2000, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each Portfolio were as follows:

                                                  Year Ended        Year Ended
                                                May 31, 2000       May 31, 1999
================================================================================
   Cash Portfolio -- Class A Shares
   Shares sold                                 16,123,343,761     7,683,594,257
   Shares issued on reinvestment                   82,797,765        47,033,344
   Shares reacquired                          (15,345,128,581)   (7,522,505,306)
--------------------------------------------------------------------------------
   Net Increase                                   861,012,945       208,122,295
================================================================================

   Cash Portfolio -- Class B Shares (a)
   Shares sold                                           --           5,000,000
   Shares issued on reinvestment                         --              61,113
   Shares reacquired                                     --          (7,461,448)
--------------------------------------------------------------------------------
   Net Decrease                                          --          (2,400,335)
================================================================================

   Government Portfolio
   Shares sold                                  1,220,312,721       833,058,394
   Shares issued on reinvestment                    9,904,165         5,204,391
   Shares reacquired                           (1,242,173,020)     (780,645,320)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                        (11,956,134)       57,617,465
================================================================================

   Municipal Portfolio -- Class A Shares
   Shares sold                                    850,529,119     1,654,103,348
   Shares issued on reinvestment                    5,659,804         3,399,379
   Shares reacquired                           (1,085,904,188)   (1,431,629,386)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                       (229,715,265)      225,873,341
================================================================================

   Municipal Portfolio -- Class B Shares
   Shares sold                                      3,776,397         7,115,408
   Shares reacquired                               (3,776,397)       (7,115,408)
--------------------------------------------------------------------------------
   Net Increase                                          --                --
================================================================================

(a) As of May 31, 1999, Class B shares were fully redeemed.

6.   Subsequent Event

Effective June 5, 2000, the Board of Directors of the Fund has approved a Distribution Agreement with SSB, replacing the Distribution Agreement with CFBDS.



--------------------------------------------------------------------------------
20                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31:

                                                          Class A Shares
                                             -----------------------------------------
Cash Portfolio                               2000(1)   1999     1998    1997  1996(2)
======================================================================================
Net Asset Value, Beginning of Year           $1.00    $1.00    $1.00   $1.00   $1.00
--------------------------------------------------------------------------------------
  Net investment income(3)                   0.055    0.051    0.055   0.052   0.053
  Distributions from net investment income  (0.055)  (0.051)  (0.055) (0.052) (0.053)
  Distributions from net realized gains     (0.000)* (0.000)* (0.000)*    --      --
--------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00    $1.00    $1.00   $1.00   $1.00
--------------------------------------------------------------------------------------
Total Return                                  5.60%    5.23%    5.58%   5.35%   5.44%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $1,918   $1,057     $848    $216    $278
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)(4)                              0.23%    0.23%    0.23%   0.23%   0.15%+
  Net investment income                       5.56     5.07     5.43    5.23    5.43+
======================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period from June 16, 1995 (inception date) to May 31, 1996.
(3) The Manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2000, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for the Class A shares would have been:

                       Per Share Decrease to                     Expense Ratio
                       Net Investment Income                   Without Fee Waiver
            --------------------------------------  --------------------------------------
              2000    1999    1998    1997    1996    2000    1999    1998    1997    1996
            ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Class A     $0.001  $0.001  $0.001  $0.001  $0.001    0.29%   0.31%  0.35%   0.36%   0.39%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31:

Government Portfolio                        2000(1)    1999     1998    1997    1996(2)
=======================================================================================
Net Asset Value, Beginning of Year           $1.00    $1.00    $1.00   $1.00    $1.00
  Net investment income(3)                   0.053    0.049    0.053   0.052    0.052
  Distributions from net investment income  (0.053)  (0.049)  (0.053) (0.052)  (0.052)
  Distributions from net realized gains        --       --       --   (0.000)* (0.000)*
Net Asset Value, End of Year                 $1.00    $1.00    $1.00   $1.00    $1.00
Total Return                                  5.41%    5.05%    5.46%   5.29%    5.36%++
Net Assets, End of Year (millions)             $134     $146     $88     $152     $58
Ratios to Average Net Assets:
  Expenses(3)(4)                              0.23%    0.23%    0.23%   0.21%    0.16%+
  Net investment income                       5.26     4.86     5.33    5.18     5.28+

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(3) The Manager has waived a portion of its fees for the Portfolio for the years ended May 31, 2000, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

           Per Share Decrease to                     Expense Ratio
           Net Investment Income                   Without Fee Waiver
--------------------------------------  --------------------------------------
  2000    1999    1998    1997    1996    2000    1999    1998    1997    1996
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
$0.001  $0.002  $0.002  $0.001  $0.002    0.32%   0.42%   0.39%   0.43%   0.55%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than     $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
22                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31:


                                                          Class A Shares
                                             -----------------------------------------
Municipal Portfolio                          2000(1)   1999     1998    1997  1996(2)
======================================================================================
Net Asset Value, Beginning of Year           $1.00    $1.00   $1.00     $1.00   $1.00
--------------------------------------------------------------------------------------
  Net investment income(3)                   0.034    0.031   0.035     0.034   0.035
  Distributions from net investment income  (0.034)  (0.031) (0.035) (  0.034) (0.035)
  Distributions from net realized gains     (0.000)*    --   (0.000)*     --      --
--------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00    $1.00   $1.00     $1.00   $1.00
--------------------------------------------------------------------------------------
Total Return                                  3.48%    3.18%   3.56%     3.40%   3.55%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $82     $312     $86       $24     $59
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)(4)                              0.23%    0.23%   0.23%     0.21%   0.15%+
  Net investment income                       3.35     3.09    3.50      3.34    3.46+
======================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(3) The Manager has waived all or part of its fees for the Portfolio for the years ended May 31, 2000, 1999, 1998, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $68,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                                                                Expense Ratio
                        Per Share Decrease to                 Without Fee Waiver
                        Net Investment Income                  and Reimbursement
            --------------------------------------  --------------------------------------
              2000    1999    1998    1997    1996    2000    1999    1998    1997    1996
            ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Class A     $0.001  $0.002  $0.001  $0.004  $0.003    0.34%   0.39%   0.41%   0.41%   0.69%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 *  Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         23

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc. as of May 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from June 16, 1995 (commencement of operations) to May 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc., as of May 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from June 16, 1995 to May 31, 1996, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

New York, New York
July 13, 2000


--------------------------------------------------------------------------------
24                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 2000:

     . 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.

A total of 41.36% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.



--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         25

                                                  [LOGO OF SALOMON SMITH BARNEY]

Directors                               Custodian
Paul R. Ades                            PFPC Trust Company
Herbert Barg
Dwight B. Crane                         Transfer Agent
Frank G. Hubbard                        Citi Fiduciary Trust Company
Heath B. McLendon, Chairman             388 Greenwich Street, 22nd Floor
Jerome Miller                           New York, New York 10013
Ken Miller
                                        Sub-Transfer Agent
John F. White, Emeritus                 PFPC Global Fund Services
                                        P.O. Box 9699
Officers                                Providence, Rhode Island 02940-9699
Heath B. McLendon
President and                           This report is submitted for the general
Chief Executive Officer                 information of the shareholders of Smith
                                        Barney Institutional Cash Management
Lewis E. Daidone                        Fund, Inc., but it may also be used as
Senior Vice President                   sales literature when proceeded or
and Treasurer                           accompanied by the current Prospectus,
                                        which gives details about charges,
Phyllis Zahorodny                       expenses, investment objectives and
Vice President and                      operating policies of the Fund. If used
Investment Officer                      as sales material after August 31, 2000,
                                        this report must be accompanied by
Joseph P. Deane                         performance information for the most
Vice President and                      recently completed calendar quarter.
Investment Officer
                                        Salomon Smith Barney is a service mark
Joseph Benevento                        of Salomon Smith Barney Inc.
Vice President and
Investment Officer                      Smith Barney Institutional
                                        Cash Management Fund, Inc.
Irving P. David                         388 Greenwich Street,MF-2
Controller                              New York,New York 10013

Christina T. Sydor                      www.smithbarney.com/mutualfunds
Secretary

Investment Manager
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.                             FD2405 7/00